Risk Management - Summary of Sensitivity Analysis for Foreign Currency Exchange Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) of income before income tax
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase		₩ (1,439,185)	₩ (1,336,821)
10% Decrease		1,439,185	1,336,821
Increase (decrease) of equity
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase	[1]	(1,439,185)	(1,336,821)
10% Decrease	[1]	₩ 1,439,185	₩ 1,336,821

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.